CHANGE IN PRESENTATION CURRENCY (Details Narrative) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
CAD/USD [Member]
Disclosure of detailed information about hedged items [line items]
Exchange rate	1.3427	1.3840